Property Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As of June 30, 2018 and December 31, 2017, property, plant and equipment consist of:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Office buildings	$4,963,371	$5,177,737
Electronic equipment, furniture and fixtures	11,328,333	11,422,706
Motor vehicles	304,400	333,769
Purchased software	11,885,780	10,998,174
	28,481,884	27,932,386
Less: accumulated depreciation	(17,190,599)	(16,101,688)
Property, plant and equipment, net	$11,291,285	$11,830,698